Annual Operating Expenses {- Financial Services Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Financial Services Portfolio - Financial Services Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.77%